Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares to repurchase	34,000,000
Stock repurchased under the repurchase program	(3,271,628)	(2,685,796)	(998,000)
Stock repurchased under the repurchase program, average price	$ 49.88	$ 43.94
Treasury stock, shares held	21,900,000	20,500,000
Treasury shares purchased	$ 163,192	$ 118,024	$ 38,837
Proceeds from exercise of stock option	$ 49,024	$ 66,913	34,183
Number of stock option exercised	1,500,000	2,300,000
Tax benefit realized for the options exercised	$ 2,100	$ 2,400
Intrinsic value of options exercised	$ 28,800	$ 34,300	$ 21,100
Weighted average remaining contractual term of all outstanding options (in years)	5 years 7 months
Weighted average remaining contractual term of exercisable options (in years)	4 years 8 months
Equity Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized grants under the plan	13,000,000
Percentage threshold of outstanding stock for determining availability of grants under Company Plan	7.00%
Number of shares available for grant	8,200,000
Equity Incentive Plan 2010 | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cap on restricted stock or RSU	2,500,000
Equity Incentive Plan 2010 | Key Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cap on restricted stock or RSU	200,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Unamortized compensation costs	$ 19,900
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 2 months
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	100.00%
Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option exercised	1,539,000
Number of unvested stock options	1,800,000
Unamortized compensation costs	$ 9,400
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months
Weighted average remaining contractual term of all outstanding options (in years)	5 years 7 months